FAIR VALUE OF FINANCIAL INSTRUMENTS - Assets and Liabilities Hierarchy (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Equity securities	$ 1,253,000,000
Short-term investments	2,402,000,000	$ 1,203,000,000
Other invested assets	5,812,000,000	4,801,000,000
Separately managed accounts	1,045,000,000	0	$ 0
Total financial assets	36,116,000,000	10,219,000,000
Financial liabilities
Fair Value	907,000,000	190,000,000
Total Financial liabilities	5,927,000,000	964,000,000
Fair Value
Financial assets
Equity securities	1,253,000,000	361,000,000
Short-term investments	2,402,000,000
Other invested assets	5,812,000,000
Separately managed accounts	1,045,000,000	0
Total financial assets	35,807,000,000	10,224,000,000
Financial liabilities
Fair Value	907,000,000
Total Financial liabilities	5,900,000,000	964,000,000
Portion at Other than Fair Value Measurement
Financial assets
Separate account assets	33,000,000
Other Liabilities
Financial liabilities
Fair Value	38,000,000	1,000,000
Funds withheld liabilities	10,000,000	12,000,000
Other Liabilities | Fair Value
Financial liabilities
Fair Value	38,000,000	1,000,000
Funds withheld liabilities	10,000,000	12,000,000
Total Fair Value
Financial assets
Equity securities	1,253,000,000	361,000,000
Short-term investments	2,402,000,000
Separate account assets	1,012,000,000
Total financial assets	26,960,000,000	8,928,000,000
Financial liabilities
Separate account liabilities	1,012,000,000
Total Financial liabilities	2,091,000,000	203,000,000
Total Fair Value | Fair Value
Financial assets
Short-term investments		1,203,000,000
Total Fair Value | Other invested assets
Financial assets
Other invested assets	44,000,000	146,000,000
Separately managed accounts	127,000,000
Total Fair Value | Reinsurance Funds Withheld
Financial assets
Other invested assets	5,806,000,000
Total Fair Value | Reinsurance Funds Withheld | Fair Value
Financial assets
Other invested assets		4,801,000,000
Total Fair Value | Other Liabilities
Financial liabilities
Fair Value	38,000,000	1,000,000
Funds withheld liabilities	10,000,000	12,000,000
Total Fair Value | U.S. treasury and government
Financial assets
Debt Securities, available-for-sale	110,000,000	106,000,000
Total Fair Value | U.S. states and political subdivisions
Financial assets
Debt Securities, available-for-sale	855,000,000
Total Fair Value | Foreign governments
Financial assets
Debt Securities, available-for-sale	318,000,000	358,000,000
Total Fair Value | Corporate debt securities
Financial assets
Debt Securities, available-for-sale	13,491,000,000	1,787,000,000
Total Fair Value | Commercial mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	408,000,000	149,000,000
Total Fair Value | Collateralized debt securities
Financial assets
Debt Securities, available-for-sale	1,007,000,000	17,000,000
Total Fair Value | Share Capital
Financial assets
Equity securities	1,156,000,000	244,000,000
Total Fair Value | Preferred Stock
Financial assets
Equity securities	75,000,000	19,000,000
Total Fair Value | Private Equity And Other
Financial assets
Equity securities	22,000,000	98,000,000
Total Fair Value | Residential mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	127,000,000
Level 1
Financial assets
Equity securities	1,025,000,000	250,000,000
Short-term investments	1,160,000,000	1,203,000,000
Separate account assets	313,000,000
Total financial assets	2,538,000,000	1,842,000,000
Financial liabilities
Fair Value	0	0
Separate account liabilities	313,000,000
Total Financial liabilities	338,000,000	0
Level 1 | Other invested assets
Financial assets
Other invested assets	0	9,000,000
Separately managed accounts	0
Level 1 | Reinsurance Funds Withheld
Financial assets
Other invested assets	0	0
Level 1 | Other Liabilities
Financial liabilities
Fair Value	25,000,000	0
Funds withheld liabilities	0	0
Level 1 | U.S. treasury and government
Financial assets
Debt Securities, available-for-sale	40,000,000	22,000,000
Level 1 | U.S. states and political subdivisions
Financial assets
Debt Securities, available-for-sale	0
Level 1 | Foreign governments
Financial assets
Debt Securities, available-for-sale	0	358,000,000
Level 1 | Corporate debt securities
Financial assets
Debt Securities, available-for-sale	0	0
Level 1 | Commercial mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	0	0
Level 1 | Collateralized debt securities
Financial assets
Debt Securities, available-for-sale	0	0
Level 1 | Share Capital
Financial assets
Equity securities	989,000,000	243,000,000
Level 1 | Preferred Stock
Financial assets
Equity securities	36,000,000	7,000,000
Level 1 | Private Equity And Other
Financial assets
Equity securities	0	0
Level 1 | Residential mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	0
Level 2
Financial assets
Equity securities	0	2,000,000
Short-term investments	0	0
Separate account assets	699,000,000
Total financial assets	21,932,000,000	6,977,000,000
Financial liabilities
Fair Value	181,000,000	0
Separate account liabilities	699,000,000
Total Financial liabilities	903,000,000	13,000,000
Level 2 | Other invested assets
Financial assets
Other invested assets	43,000,000	137,000,000
Separately managed accounts	0
Level 2 | Reinsurance Funds Withheld
Financial assets
Other invested assets	5,806,000,000	4,801,000,000
Level 2 | Other Liabilities
Financial liabilities
Fair Value	13,000,000	1,000,000
Funds withheld liabilities	10,000,000	12,000,000
Level 2 | U.S. treasury and government
Financial assets
Debt Securities, available-for-sale	70,000,000	84,000,000
Level 2 | U.S. states and political subdivisions
Financial assets
Debt Securities, available-for-sale	855,000,000
Level 2 | Foreign governments
Financial assets
Debt Securities, available-for-sale	318,000,000	0
Level 2 | Corporate debt securities
Financial assets
Debt Securities, available-for-sale	13,045,000,000	1,787,000,000
Level 2 | Commercial mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	408,000,000	149,000,000
Level 2 | Collateralized debt securities
Financial assets
Debt Securities, available-for-sale	561,000,000	17,000,000
Level 2 | Share Capital
Financial assets
Equity securities	0	0
Level 2 | Preferred Stock
Financial assets
Equity securities	0	2,000,000
Level 2 | Private Equity And Other
Financial assets
Equity securities	0	0
Level 2 | Residential mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	127,000,000
Level 3
Financial assets
Equity securities	228,000,000	109,000,000
Short-term investments	1,242,000,000	0
Separate account assets	0
Total financial assets	2,490,000,000	109,000,000
Financial liabilities
Fair Value	726,000,000	190,000,000
Separate account liabilities	0
Total Financial liabilities	850,000,000	190,000,000
Level 3 | Other invested assets
Financial assets
Other invested assets	1,000,000	0
Separately managed accounts	127,000,000
Level 3 | Reinsurance Funds Withheld
Financial assets
Other invested assets	0	0
Level 3 | Other Liabilities
Financial liabilities
Fair Value	0	0
Funds withheld liabilities	0	0
Level 3 | U.S. treasury and government
Financial assets
Debt Securities, available-for-sale	0	0
Level 3 | U.S. states and political subdivisions
Financial assets
Debt Securities, available-for-sale	0
Level 3 | Foreign governments
Financial assets
Debt Securities, available-for-sale	0	0
Level 3 | Corporate debt securities
Financial assets
Debt Securities, available-for-sale	446,000,000	0
Level 3 | Commercial mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	0	0
Level 3 | Collateralized debt securities
Financial assets
Debt Securities, available-for-sale	446,000,000	0
Level 3 | Share Capital
Financial assets
Equity securities	167,000,000	1,000,000
Level 3 | Preferred Stock
Financial assets
Equity securities	39,000,000	10,000,000
Level 3 | Private Equity And Other
Financial assets
Equity securities	22,000,000	98,000,000
Level 3 | Residential mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	0
Embedded Derivative Financial Instruments | Total Fair Value
Financial liabilities
Fair Value	907,000,000
Embedded Derivative Financial Instruments | Total Fair Value | Fair Value
Financial liabilities
Fair Value		190,000,000
Embedded Derivative Financial Instruments | Level 3
Financial liabilities
Fair Value	907,000,000
Market Risk Benefit | Total Fair Value
Financial liabilities
Fair Value	124,000,000
Market Risk Benefit | Level 1
Financial liabilities
Fair Value	0
Market Risk Benefit | Level 2
Financial liabilities
Fair Value	0
Market Risk Benefit | Level 3
Financial liabilities
Fair Value	124,000,000
Fixed Maturities
Financial assets
Debt Securities, available-for-sale	16,316,000,000
Fixed Maturities | Fair Value
Financial assets
Debt Securities, available-for-sale	16,316,000,000	2,417,000,000
Fixed Maturities | U.S. treasury and government
Financial assets
Debt Securities, available-for-sale	110,000,000	106,000,000
Fixed Maturities | U.S. states and political subdivisions
Financial assets
Debt Securities, available-for-sale	855,000,000	0
Fixed Maturities | Foreign governments
Financial assets
Debt Securities, available-for-sale	318,000,000	358,000,000
Fixed Maturities | Corporate debt securities
Financial assets
Debt Securities, available-for-sale	13,255,000,000	1,787,000,000
Fixed Maturities | Commercial mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	408,000,000	149,000,000
Fixed Maturities | Collateralized debt securities
Financial assets
Debt Securities, available-for-sale	1,243,000,000	17,000,000
Fixed Maturities | Residential mortgage-backed securities
Financial assets
Debt Securities, available-for-sale	127,000,000
Fixed Maturities | Total Fair Value
Financial assets
Debt Securities, available-for-sale	16,316,000,000	2,417,000,000
Fixed Maturities | Level 1
Financial assets
Debt Securities, available-for-sale	40,000,000	380,000,000
Fixed Maturities | Level 2
Financial assets
Debt Securities, available-for-sale	15,384,000,000	2,037,000,000
Fixed Maturities | Level 3
Financial assets
Debt Securities, available-for-sale	$ 892,000,000	$ 0